Description of Organization and Business Operations (Details) - Part 3 - USD ($)						9 Months Ended	12 Months Ended
	Aug. 17, 2023	Sep. 13, 2021	Sep. 13, 2021	Sep. 07, 2021	Sep. 07, 2021	Sep. 30, 2023	Dec. 31, 2022	May 05, 2021
Description of Organization and Business Operations (Details) - Part 3 [Line Items]
Operating expenses						$ 0
Working capital deficit						3,193,049	$ 360,000
Loan from Sponsor						163,000	$ 163,000
Repaid Note balance		$ 6,000	$ 6,000	$ 157,000	$ 157,000
Aggregate principal amount	$ 480,000
Sponsor advance	$ 480,000
Price per unit (in Dollars per share)	$ 1
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) - Part 3 [Line Items]
Offering cost						$ 25,000		$ 25,000